Putnam Sustainable Future ETF
The fund's portfolio
5/31/22 (Unaudited)

COMMON STOCKS (96.7%)(a)
	Shares	Value
Banks (1.2%)
First Republic Bank/CA	533	$82,631

		82,631
Biotechnology (5.6%)
Compass Pathways PLC ADR (United Kingdom)(NON)	2,889	26,261
Exact Sciences Corp.(NON)	1,654	82,386
Regeneron Pharmaceuticals, Inc.(NON)	258	171,503
Seagen, Inc.(NON)	425	57,664
Twist Bioscience Corp.(NON)	1,262	42,958

		380,772
Building products (1.8%)
Advanced Drainage Systems, Inc.	1,137	124,513

		124,513
Capital markets (3.0%)
MSCI, Inc.	466	206,135

		206,135
Chemicals (3.7%)
Ecolab, Inc.	511	83,758
Ginkgo Bioworks Holdings, Inc.(NON)	14,219	43,795
Ingevity Corp.(NON)	1,762	122,776

		250,329
Commercial services and supplies (3.7%)
Casella Waste Systems, Inc. Class A(NON)	1,340	95,917
Cintas Corp.	394	156,942

		252,859
Containers and packaging (1.5%)
Ball Corp.	1,402	99,388

		99,388
Diversified consumer services (1.0%)
Chegg, Inc.(NON)	3,523	68,558

		68,558
Diversified telecommunication services (1.9%)
Liberty Global PLC Class C (United Kingdom)(NON)	4,977	126,466

		126,466
Electric utilities (2.2%)
NextEra Energy, Inc.	1,997	151,153

		151,153
Electrical equipment (2.0%)
Fluence Energy, Inc.(NON)	3,276	32,105
Sunrun, Inc.(NON)	4,046	105,682

		137,787
Electronic equipment, instruments, and components (4.0%)
Trimble Inc.(NON)	2,332	158,693
Zebra Technologies Corp. Class A(NON)	329	111,265

		269,958
Food and staples retail (1.4%)
Sprouts Farmers Market, Inc.(NON)	3,432	92,973

		92,973
Food products (3.1%)
McCormick & Co., Inc. (non-voting shares)	2,291	212,422

		212,422
Health-care equipment and supplies (7.9%)
Cooper Cos., Inc. (The)	407	142,751
DexCom, Inc.(NON)	420	125,135
Edwards Lifesciences Corp.(NON)	1,636	164,991
Mesa Laboratories, Inc.	513	107,345

		540,222
Health-care providers and services (2.5%)
HealthEquity, Inc.(NON)	2,734	171,094

		171,094
Hotels, restaurants, and leisure (3.8%)
Chipotle Mexican Grill, Inc.(NON)	167	234,226
Vail Resorts, Inc.	108	27,239

		261,465
Internet and direct marketing retail (1.4%)
Etsy, Inc.(NON)	931	75,523
thredUp, Inc. Class A(NON)	5,095	21,297

		96,820
IT Services (1.8%)
Mastercard, Inc. Class A	252	90,183
Shopify, Inc. Class A (Canada)(NON)	86	32,260

		122,443
Life sciences tools and services (8.1%)
Bio-Rad Laboratories, Inc. Class A(NON)	236	126,918
Danaher Corp.	748	197,337
Thermo Fisher Scientific, Inc.	395	224,190

		548,445
Mortgage real estate investment trusts (REITs) (1.7%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	3,009	114,553

		114,553
Pharmaceuticals (1.4%)
Zoetis, Inc.	537	91,789

		91,789
Professional services (2.5%)
Korn Ferry	1,317	80,943
Planet Labs PBC(NON)	14,554	88,488

		169,431
Road and rail (0.8%)
Lyft, Inc. Class A(NON)	3,056	54,030

		54,030
Semiconductors and semiconductor equipment (5.7%)
Applied Materials, Inc.	1,459	171,126
ASML Holding NV (NY Reg Shares) (Netherlands)	174	100,274
SolarEdge Technologies, Inc. (Israel)(NON)	172	46,920
Wolfspeed, Inc.(NON)	959	72,146

		390,466
Software (17.3%)
Adobe, Inc.(NON)	500	208,236
Bill.com Holdings, Inc.(NON)	766	90,572
Ceridian HCM Holding, Inc.(NON)	1,089	61,311
Crowdstrike Holdings, Inc. Class A(NON)	1,161	185,748
Dynatrace, Inc.(NON)	3,374	127,099
Palo Alto Networks, Inc.(NON)	320	160,890
Roper Technologies, Inc.	301	133,174
ServiceNow, Inc.(NON)	94	43,942
Unity Software, Inc.(NON)	838	33,495
Verra Mobility Corp.(NON)	5,699	90,899
Zscaler, Inc.(NON)	252	38,579

		1,173,945
Textiles, apparel, and luxury goods (4.1%)
Levi Strauss & Co. Class A	6,205	112,683
Lululemon Athletica, Inc. (Canada)(NON)	560	163,906

		276,589
Trading companies and distributors (1.6%)
Core & Main, Inc. Class A(NON)	4,476	105,634

		105,634

Total common stocks (cost $8,193,718)		$6,572,870

SHORT-TERM INVESTMENTS (2.5%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.66%	168,455	$168,455

Total short-term investments (cost $168,455)		$168,455
TOTAL INVESTMENTS

Total investments (cost $8,362,173)		$6,741,325

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,796,707
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$126,466	$—	$—
Consumer discretionary	703,432	—	—
Consumer staples	305,395	—	—
Financials	403,319	—	—
Health care	1,732,322	—	—
Industrials	844,254	—	—
Information technology	1,956,812	—	—
Materials	349,717	—	—
Utilities	151,153	—	—

Total common stocks	6,572,870	—	—
Short-term investments	168,455	—	—

Totals by level	$6,741,325	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com